PIMCO Municipal Bond Fund Expense Example, No Redemption - PIMCO Municipal Bond Fund	Mar. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 300
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	633
Expense Example, No Redemption, 10 Years	1,134
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	397
Expense Example, No Redemption, 5 Years	686
Expense Example, No Redemption, 10 Years	$ 1,373